Property, Plant and Equipment ,Net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 10,148	$ 9,162
Accumulated depreciation	(5,560)	(4,873)
Property, plant and equipment (PP&E), net	4,588	4,289
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	144	118
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	1,687	1,486
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	6,220	5,551
Equipment with customers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	1,403	1,297
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 694	$ 710